UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

Quarterly Report
August 31, 2018
MFS®  Charter Income Trust

Portfolio of Investments
8/31/18 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 120.6%
Aerospace – 1.4%
Dae Funding LLC, 5%, 8/01/2024 (n)		$1,600,000	$ 1,572,000
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027		140,000	132,958
KLX, Inc., 5.875%, 12/01/2022 (n)		1,180,000	1,221,300
L3 Technologies, Inc., 3.85%, 6/15/2023		213,000	214,352
Lockheed Martin Corp., 3.55%, 1/15/2026		263,000	261,449
Rolls-Royce Holdings PLC, 0.875%, 5/09/2024	EUR	200,000	231,210
Transdigm Holdings UK PLC, 6.875%, 5/15/2026 (n)		$260,000	266,778
TransDigm, Inc., 6.5%, 7/15/2024		925,000	940,031
TransDigm, Inc., 6.375%, 6/15/2026		910,000	919,669
			$ 5,759,747
Airlines – 0.2%
Ryanair Ltd., 1.125%, 3/10/2023	EUR	600,000	$ 701,746
Apparel Manufacturers – 0.1%
Coach, Inc., 4.125%, 7/15/2027		$385,000	$ 368,981
Asset-Backed & Securitized – 2.4%
ALM Loan Funding CLO, 2015-16A, “BR2”, FLR, 4.239% (LIBOR-3mo. + 1.9%), 7/15/2027 (n)		$1,120,000	$ 1,117,729
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.664% (LIBOR-1mo. + 1.6%), 12/28/2040 (z)		388,690	358,045
Chesapeake Funding II LLC, 2016-1A, “A2”, FLR, 3.213% (LIBOR-1mo. + 1.15%), 3/15/2028 (n)		604,357	606,138
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048		500,000	494,682
Crest Ltd., CDO, 0.001%, (0.001% cash or 7% PIK) 1/28/2040 (a)(p)		3,545,405	425,448
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029 (z)		592,000	588,018
Flatiron CLO Ltd., 2013-1A, “A2R”, FLR, 3.986% (LIBOR-3mo. + 1.65%), 1/17/2026 (n)		929,626	929,235
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031 (z)		940,000	939,959
JPMorgan Chase Commercial Mortgage Trust, 2007-LD11, “AM”, 6.184%, 6/15/2049		358,637	364,427
Loomis, Sayles & Co., CLO, 2015-2A, “A1R”, FLR, 3.239% (LIBOR-3mo. + 0.9%), 4/15/2028 (n)		2,526,000	2,520,890
Octagon Investment Partners XVII Ltd., 2013-1A, “BR2”, FLR, 3.735% (LIBOR-3mo. + 1.4%), 1/25/2031 (n)		1,050,000	1,036,908
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048		768,632	753,212
			$ 10,134,691
Automotive – 1.3%
Allison Transmission, Inc., 5%, 10/01/2024 (n)		$2,006,000	$ 1,975,910
Ferrari N.V., 1.5%, 3/16/2023	EUR	350,000	410,366
General Motors Co., 6.75%, 4/01/2046		$123,000	135,265
General Motors Financial Co., Inc., 3.45%, 4/10/2022		256,000	251,700
General Motors Financial Co., Inc., 4.35%, 1/17/2027		129,000	125,897
IHO Verwaltungs GmbH, 4.75%, (4.75% cash or 5.5% PIK) 9/15/2026 (n)(p)		1,230,000	1,168,500
Jaguar Land Rover Automotive PLC, 3.875%, 3/01/2023	GBP	265,000	331,375
Jaguar Land Rover Automotive PLC, 4.5%, 10/01/2027 (n)		$215,000	181,944
Lear Corp., 3.8%, 9/15/2027		238,000	224,521
LKQ European Holdings B.V., 3.625%, 4/01/2026 (n)	EUR	100,000	117,816
Volkswagen Bank GmbH, 0.75%, 6/15/2023		220,000	251,863
Volkswagen Financial Services AG, 0.875%, 4/12/2023		200,000	230,571
Volkswagen International Finance N.V., 2.7% to 12/14/2022, FLR (EUR Swap Rate-5yr. + 2.54%) to 12/14/2027, (EUR Swap Rate-5yr. + 2.79%) to 12/14/2042, (EUR Swap Rate-5yr. + 3.54%) to 12/31/2099		100,000	114,838
			$ 5,520,566
Banks & Diversified Financials (Covered Bonds) – 0.1%
CaixaBank S.A., 1.125%, 1/12/2023	EUR	200,000	$ 228,716
Broadcasting – 2.1%
Liberty Media Corp. - Liberty Formula One, 8.5%, 7/15/2029		$720,000	$ 766,800
Liberty Media Corp. - Liberty Formula One, 8.25%, 2/01/2030		680,000	724,200
Match Group, Inc., 6.375%, 6/01/2024		1,010,000	1,074,387

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Broadcasting – continued
MDC Partners, Inc., 6.5%, 5/01/2024 (z)		$200,000	$ 179,250
Meredith Corp., 6.875%, 2/01/2026 (n)		730,000	739,125
Netflix, Inc., 5.875%, 2/15/2025		925,000	955,062
Netflix, Inc., 3.625%, 5/15/2027	EUR	775,000	882,757
Netflix, Inc., 4.875%, 4/15/2028 (n)		$325,000	307,938
Netflix, Inc., 5.875%, 11/15/2028 (n)		450,000	451,040
RELX Finance B.V., 1%, 3/22/2024	EUR	150,000	175,920
SES S.A., 1.625%, 3/22/2026		200,000	233,016
WMG Acquisition Corp., 5%, 8/01/2023 (n)		$210,000	208,425
WMG Acquisition Corp., 4.125%, 11/01/2024	EUR	365,000	438,015
WMG Acquisition Corp., 4.875%, 11/01/2024 (n)		$1,120,000	1,087,800
WMG Acquisition Corp., 5.5%, 4/15/2026 (n)		225,000	221,063
WPP Finance 2016 Co., 1.375%, 3/20/2025	EUR	120,000	139,138
			$ 8,583,936
Brokerage & Asset Managers – 0.2%
Charles Schwab Corp., 3.85%, 5/21/2025		$229,000	$ 233,196
E*TRADE Financial Corp., 2.95%, 8/24/2022		199,000	193,608
Euroclear Investments S.A., 2.625% to 4/11/2028, FLR (EUR Swap Rate-5yr. + 2.625%) to 4/11/2048	EUR	100,000	115,953
Intercontinental Exchange, Inc., 2.75%, 12/01/2020		$178,000	176,647
Intercontinental Exchange, Inc., 3.75%, 12/01/2025		292,000	294,268
			$ 1,013,672
Building – 2.9%
ABC Supply Co., Inc., 5.75%, 12/15/2023 (n)		$1,155,000	$ 1,186,762
ABC Supply Co., Inc., 5.875%, 5/15/2026 (n)		1,295,000	1,296,554
Beacon Escrow Corp., 4.875%, 11/01/2025 (n)		825,000	761,063
Beacon Roofing Supply, Inc., 6.375%, 10/01/2023		335,000	344,213
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)		205,000	193,366
Elementia S.A. de C.V., 5.5%, 1/15/2025 (n)		210,000	199,500
Imerys S.A., 1.5%, 1/15/2027	EUR	100,000	115,970
James Hardie International Finance Ltd., 4.75%, 1/15/2025 (n)		$205,000	198,723
James Hardie International Finance Ltd., 5%, 1/15/2028 (n)		930,000	873,619
Martin Marietta Materials, Inc., 3.45%, 6/01/2027		133,000	123,610
Martin Marietta Materials, Inc., 3.5%, 12/15/2027		179,000	166,219
New Enterprise Stone & Lime Co., Inc., 10.125%, 4/01/2022 (n)		945,000	1,014,694
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026 (n)		1,051,000	1,069,392
Owens Corning, 4.4%, 1/30/2048		175,000	147,404
PGT Escrow Issuer, Inc., 6.75%, 8/01/2026 (n)		510,000	523,229
PriSo Acquisition Corp., 9%, 5/15/2023 (n)		387,000	401,513
Standard Industries, Inc., 5.375%, 11/15/2024 (n)		1,675,000	1,677,094
Standard Industries, Inc., 6%, 10/15/2025 (n)		665,000	680,082
Summit Materials LLC/Summit Materials Finance Co., 6.125%, 7/15/2023		1,015,000	1,028,956
			$ 12,001,963
Business Services – 2.9%
Alliance Data Systems Corp., 5.875%, 11/01/2021 (n)		$1,370,000	$ 1,400,825
Ascend Learning LLC, 6.875%, 8/01/2025 (n)		670,000	676,700
CDK Global, Inc., 4.875%, 6/01/2027		1,265,000	1,242,863
Cisco Systems, Inc., 2.2%, 2/28/2021		350,000	344,254
Equinix, Inc., 5.375%, 4/01/2023		1,425,000	1,455,281
Equinix, Inc., 5.75%, 1/01/2025		567,000	584,010
Equinix, Inc., 5.875%, 1/15/2026		490,000	508,375
Fidelity National Information Services, Inc., 3.875%, 6/05/2024		146,000	146,332
Fidelity National Information Services, Inc., 5%, 10/15/2025		39,000	41,338
Fidelity National Information Services, Inc., 3%, 8/15/2026		267,000	248,855
First Data Corp., 5%, 1/15/2024 (n)		2,055,000	2,059,213
MSCI, Inc., 4.75%, 8/01/2026 (n)		940,000	932,950
Tencent Holdings Ltd., 2.985%, 1/19/2023 (n)		288,000	280,740

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Business Services – continued
Travelport Worldwide Ltd., 6%, 3/15/2026 (n)		$1,265,000	$ 1,287,137
Vantiv LLC/Vantiv Issuer Corp., 4.375%, 11/15/2025 (n)		900,000	857,250
			$ 12,066,123
Cable TV – 5.9%
Altice Financing S.A., 6.625%, 2/15/2023 (n)		$505,000	$ 508,151
Altice Financing S.A., 7.5%, 5/15/2026 (n)		340,000	324,700
Altice U.S. Finance I Corp., 5.5%, 5/15/2026 (n)		705,000	692,663
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/2024		2,110,000	2,146,566
CCO Holdings LLC/CCO Holdings Capital Corp., 5.375%, 5/01/2025 (n)		415,000	412,406
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 2/15/2026 (n)		2,495,000	2,495,000
CCO Holdings LLC/CCO Holdings Capital Corp., 5.875%, 5/01/2027 (n)		895,000	884,931
Cequel Communications Holdings I LLC/Cequel Capital Corp., 7.5%, 4/01/2028 (n)		500,000	521,250
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		135,000	144,510
CSC Holdings LLC, 5.5%, 4/15/2027 (n)		2,135,000	2,078,956
DISH DBS Corp., 5%, 3/15/2023		605,000	538,450
DISH DBS Corp., 5.875%, 11/15/2024		845,000	735,150
Intelsat Connect Finance, 9.5%, 2/15/2023 (n)		310,000	308,977
Intelsat Jackson Holdings S.A., 5.5%, 8/01/2023		810,000	738,882
Lynx II Corp., 6.375%, 4/15/2023 (n)		353,000	363,590
Shaw Communications, Inc., 5.65%, 10/01/2019	CAD	260,000	205,534
Sirius XM Radio, Inc., 4.625%, 5/15/2023 (n)		$740,000	737,410
Sirius XM Radio, Inc., 6%, 7/15/2024 (n)		1,500,000	1,558,650
Sirius XM Radio, Inc., 5.375%, 4/15/2025 (n)		705,000	715,575
Sky PLC, 2.5%, 9/15/2026	EUR	250,000	313,157
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		$1,600,000	1,496,000
Time Warner Cable, Inc., 4.5%, 9/15/2042		119,000	100,493
Unitymedia KabelBW GmbH, 6.125%, 1/15/2025 (n)		1,370,000	1,431,650
Videotron Ltd., 5.375%, 6/15/2024 (n)		350,000	359,625
Videotron Ltd., 5.125%, 4/15/2027 (n)		1,840,000	1,821,600
Virgin Media Finance PLC, 5.75%, 1/15/2025 (n)		200,000	192,750
Virgin Media Secured Finance PLC, 5.25%, 1/15/2026 (n)		1,100,000	1,069,970
VTR Finance B.V., 6.875%, 1/15/2024 (n)		480,000	490,080
Ziggo Bond Finance B.V., 5.875%, 1/15/2025 (n)		1,155,000	1,078,481
			$ 24,465,157
Chemicals – 1.4%
Air Liquide Finance Co., 2.25%, 9/27/2023 (n)		$261,000	$ 245,824
Axalta Coating Systems Co., 4.875%, 8/15/2024 (n)		1,485,000	1,475,719
Consolidated Energy Finance S.A., 6.875%, 6/15/2025 (n)		610,000	629,368
OCI N.V., 5%, 4/15/2023	EUR	330,000	402,296
OCI N.V., 6.625%, 4/15/2023 (n)		$1,155,000	1,195,425
PolyOne Corp., 5.25%, 3/15/2023		865,000	890,128
SPCM S.A., 4.875%, 9/15/2025 (n)		1,250,000	1,194,912
			$ 6,033,672
Computer Software – 0.6%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 5.875%, 6/15/2021 (n)		$780,000	$ 802,554
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 6.02%, 6/15/2026 (n)		670,000	710,286
Microsoft Corp., 4.1%, 2/06/2037		161,000	167,880
Oracle Corp., 3.4%, 7/08/2024		251,000	250,221
Ubisoft Entertainment S.A., 1.289%, 1/30/2023	EUR	100,000	116,080
VeriSign, Inc., 5.25%, 4/01/2025		$250,000	253,450
			$ 2,300,471
Computer Software - Systems – 1.2%
Apple, Inc., 4.5%, 2/23/2036		$217,000	$ 234,846
Apple, Inc., 3.6%, 7/31/2042	GBP	130,000	199,151
Apple, Inc., 4.25%, 2/09/2047		$84,000	87,023

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Computer Software - Systems – continued
CDW LLC/CDW Finance Corp., 5.5%, 12/01/2024		$140,000	$ 145,600
CDW LLC/CDW Finance Corp., 5%, 9/01/2025		695,000	690,656
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		1,065,000	1,072,988
JDA Software Group, Inc., 7.375%, 10/15/2024 (n)		605,000	624,481
Sabre GLBL, Inc., 5.375%, 4/15/2023 (n)		1,950,000	1,964,625
			$ 5,019,370
Conglomerates – 2.6%
Amsted Industries Co., 5%, 3/15/2022 (n)		$2,335,000	$ 2,343,756
Apex Tool Group LLC, 9%, 2/15/2023 (n)		820,000	799,500
BWX Technologies, Inc., 5.375%, 7/15/2026 (n)		1,300,000	1,313,000
EnerSys, 5%, 4/30/2023 (n)		1,965,000	1,984,650
Entegris, Inc., 4.625%, 2/10/2026 (n)		1,440,000	1,387,800
Gates Global LLC, 6%, 7/15/2022 (n)		436,000	440,360
General Electric Co., 4.5%, 3/11/2044		154,000	149,385
Roper Technologies, Inc., 4.2%, 9/15/2028		152,000	151,973
Smiths Group PLC, 2%, 2/23/2027	EUR	200,000	235,303
SPX FLOW, Inc., 5.625%, 8/15/2024 (n)		$840,000	842,100
TriMas Corp., 4.875%, 10/15/2025 (n)		1,195,000	1,150,188
United Technologies Corp., 4.625%, 11/16/2048		115,000	116,398
			$ 10,914,413
Construction – 0.7%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/2021 (a)(d)		$450,000	$ 68,625
Empresas ICA S.A.B. de C.V., 8.875%, 5/29/2024 (a)(d)(n)		853,000	128,270
Mattamy Group Corp., 6.5%, 10/01/2025 (n)		1,370,000	1,349,724
Toll Brothers Finance Corp., 4.875%, 11/15/2025		335,000	325,787
Toll Brothers Finance Corp., 4.35%, 2/15/2028		1,280,000	1,171,200
			$ 3,043,606
Consumer Products – 1.0%
Coty, Inc., 4.75%, 4/15/2026 (n)	EUR	200,000	$ 224,058
Energizer Gamma Acquisition, Inc., 6.375%, 7/15/2026 (n)		$800,000	827,000
JAB Holdings B.V., 2%, 5/18/2028	EUR	300,000	348,190
Prestige Brands, Inc., 6.375%, 3/01/2024 (n)		$695,000	701,290
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)		250,000	250,190
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)		272,000	254,822
Spectrum Brands, Inc., 6.125%, 12/15/2024		170,000	173,825
Spectrum Brands, Inc., 5.75%, 7/15/2025		1,335,000	1,348,350
			$ 4,127,725
Consumer Services – 1.5%
Frontdoor, Inc., 6.75%, 8/15/2026 (n)		$435,000	$ 445,331
G4S International Finance PLC, 1.5%, 1/09/2023	EUR	200,000	236,577
Interval Acquisition Corp., 5.625%, 4/15/2023 (z)		$870,000	876,525
Matthews International Corp., 5.25%, 12/01/2025 (n)		845,000	813,312
NVA Holdings, Inc., 6.875%, 4/01/2026 (n)		530,000	526,688
Priceline Group, Inc., 1.8%, 3/03/2027	EUR	900,000	1,065,439
Priceline Group, Inc., 3.55%, 3/15/2028		$141,000	136,149
Service Corp. International, 4.625%, 12/15/2027		535,000	513,600
ServiceMaster Co. LLC, 5.125%, 11/15/2024 (n)		1,055,000	1,036,537
Visa, Inc., 4.15%, 12/14/2035		234,000	245,089
Visa, Inc., 4.3%, 12/14/2045		150,000	157,815
			$ 6,053,062
Containers – 2.9%
ARD Finance S.A., 7.125%, 9/15/2023		$650,000	$ 658,938
Berry Global Group, Inc., 5.5%, 5/15/2022		1,025,000	1,044,219
Berry Global Group, Inc., 6%, 10/15/2022		565,000	581,244

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Containers – continued
Crown American LLC, 4.5%, 1/15/2023		$875,000	$ 875,000
Crown Americas LLC/Crown Americas Capital Corp., 4.75%, 2/01/2026 (n)		815,000	782,400
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026		520,000	477,100
Flex Acquisition Co., Inc., 6.875%, 1/15/2025 (n)		805,000	774,812
Multi-Color Corp., 6.125%, 12/01/2022 (n)		1,321,000	1,350,722
Reynolds Group, 5.75%, 10/15/2020		494,245	494,863
Reynolds Group, 5.125%, 7/15/2023 (n)		1,200,000	1,195,500
San Miguel Industrias PET S.A., 4.5%, 9/18/2022 (n)		337,000	330,260
Sealed Air Corp., 4.875%, 12/01/2022 (n)		1,420,000	1,427,100
Sealed Air Corp., 5.125%, 12/01/2024 (n)		390,000	394,875
Sealed Air Corp., 5.5%, 9/15/2025 (n)		220,000	223,300
Silgan Holdings, Inc., 4.75%, 3/15/2025		855,000	818,662
W/S Packaging Group, Inc., 9%, 4/15/2023 (n)		695,000	710,638
			$ 12,139,633
Electrical Equipment – 0.6%
Arrow Electronics, Inc., 3.5%, 4/01/2022		$173,000	$ 170,502
CommScope Technologies LLC, 5%, 3/15/2027 (n)		2,305,000	2,241,612
			$ 2,412,114
Electronics – 1.0%
ASML Holding N.V., 1.375%, 7/07/2026	EUR	250,000	$ 296,750
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027		$240,000	224,544
Qorvo, Inc., 5.5%, 7/15/2026 (n)		1,080,000	1,085,400
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)		520,000	538,200
Sensata Technologies B.V., 5%, 10/01/2025 (n)		1,555,000	1,551,112
Tyco Electronics Group S.A., 2.375%, 12/17/2018		294,000	293,836
			$ 3,989,842
Emerging Market Quasi-Sovereign – 2.1%
Abu Dhabi Crude Oil Pipeline, 4.6%, 11/02/2047 (n)		$400,000	$ 388,416
Bank of China (Luxembourg), FLR, 3.337% (LIBOR-3mo. + 1.00%), 7/12/2019		450,000	452,539
BPRL International Singapore Private Ltd., 4.375%, 1/18/2027		567,000	540,433
Empresa Nacional del Petroleo, 3.75%, 8/05/2026 (n)		207,000	196,650
Empresa Nacional del Petroleo, 3.75%, 8/05/2026		568,000	539,600
Export-Import Bank of India, 3.375%, 8/05/2026		576,000	533,478
Kazakhstan Temir Zholy Finance B.V., 4.85%, 11/17/2027 (n)		451,000	444,754
KazMunayGas National Co., 5.375%, 4/24/2030 (n)		800,000	806,000
NTPC Ltd., 4.25%, 2/26/2026		442,000	429,480
Office Cherifien des Phosphates, 6.875%, 4/25/2044 (n)		351,000	381,712
Pertamina PT, 6%, 5/03/2042		654,000	675,236
Pertamina PT, 6%, 5/03/2042 (n)		318,000	328,326
Petroleos del Peru S.A., 4.75%, 6/19/2032		475,000	463,481
PT Perusahaan Listrik Negara, 5.45%, 5/21/2028 (n)		750,000	775,642
Southern Gas Corridor CJSC, 6.875%, 3/24/2026		1,315,000	1,423,487
State Grid Overseas Investment (2016) Ltd., 2.75%, 5/04/2022 (n)		402,000	390,589
			$ 8,769,823
Emerging Market Sovereign – 5.6%
Dominican Republic, 7.5%, 5/06/2021 (n)		$548,000	$ 576,770
Dominican Republic, 8.625%, 4/20/2027		758,000	856,540
Dominican Republic, 6%, 7/19/2028 (n)		550,000	559,625
Dominican Republic, 6.5%, 2/15/2048 (n)		150,000	146,250
Government of India, 7.17%, 1/08/2028	INR	70,000,000	936,952
Government of Ukraine, 7.75%, 9/01/2026		$617,000	567,282
Hellenic Republic, 3.375%, 2/15/2025	EUR	1,832,000	2,049,132
Oriental Republic of Uruguay, 4.975%, 4/20/2055		$563,000	564,689
Republic of Argentina, 6.875%, 4/22/2021		344,000	306,679
Republic of Croatia, 5.5%, 4/04/2023 (n)		803,000	849,871

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Republic of Hungary, 5.75%, 11/22/2023		$486,000	$ 527,917
Republic of Hungary, 7.625%, 3/29/2041		470,000	659,175
Republic of Indonesia, 11.625%, 3/04/2019 (n)		571,000	595,220
Republic of Indonesia, 2.875%, 7/08/2021 (z)	EUR	175,000	215,426
Republic of Indonesia, 3.375%, 4/15/2023 (n)		$302,000	295,241
Republic of Indonesia, 2.15%, 7/18/2024 (z)	EUR	161,000	189,955
Republic of Indonesia, 4.125%, 1/15/2025		$1,368,000	1,357,562
Republic of Indonesia, 4.125%, 1/15/2025 (n)		342,000	339,391
Republic of Indonesia, 4.625%, 4/15/2043		1,349,000	1,307,366
Republic of Panama, 9.375%, 4/01/2029		719,000	1,020,980
Republic of Paraguay, 6.1%, 8/11/2044 (n)		550,000	603,625
Republic of South Africa, 10.5%, 12/21/2026	ZAR	5,509,000	406,530
Republic of South Africa, 5.875%, 6/22/2030		$865,000	846,748
Republic of South Africa, 7%, 2/28/2031	ZAR	33,453,000	1,871,274
Republic of South Africa, 5.65%, 9/27/2047		$431,000	385,120
Republic of Sri Lanka, 6.125%, 6/03/2025		1,286,000	1,231,345
Republic of Turkey, 4.875%, 10/09/2026		829,000	646,620
Russian Federation, 4.75%, 5/27/2026		800,000	794,285
United Mexican States, 8%, 6/11/2020	MXN	40,000,000	2,096,576
United Mexican States, 4.15%, 3/28/2027		$428,000	422,222
United Mexican States, 4.6%, 2/10/2048		326,000	304,810
			$ 23,531,178
Energy - Independent – 4.1%
Afren PLC, 10.25%, 4/08/2019 (a)(d)(z)		$451,812	$ 565
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., 7.875%, 12/15/2024		1,160,000	1,138,250
Callon Petroleum Co., 6.375%, 7/01/2026		285,000	292,125
CrownRock LP/CrownRock Finance, Inc., 5.625%, 10/15/2025 (n)		1,305,000	1,269,112
Diamondback Energy, Inc., 5.375%, 5/31/2025		2,270,000	2,321,075
Gulfport Energy Corp., 6%, 10/15/2024		1,140,000	1,125,750
Gulfport Energy Corp., 6.375%, 5/15/2025		685,000	679,006
Hunt Oil Co. of Peru LLC, 6.375%, 6/01/2028 (n)		428,000	444,093
Indigo Natural Resources LLC, 6.875%, 2/15/2026 (n)		805,000	776,825
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6%, 8/01/2026 (n)		680,000	681,700
Oasis Petroleum, Inc., 6.25%, 5/01/2026 (z)		320,000	325,600
Parsley Energy LLC/Parsley Finance Corp., 5.25%, 8/15/2025 (n)		245,000	243,163
Parsley Energy LLC/Parsley Finance Corp., 5.625%, 10/15/2027 (n)		1,785,000	1,807,312
PDC Energy, Inc., 6.125%, 9/15/2024		885,000	880,575
QEP Resources, Inc., 5.25%, 5/01/2023		1,535,000	1,496,625
QEP Resources, Inc., 5.625%, 3/01/2026		875,000	836,719
Sanchez Energy Corp., 6.125%, 1/15/2023		680,000	383,962
SM Energy Co., 6.75%, 9/15/2026		1,465,000	1,518,106
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026		987,000	932,715
			$ 17,153,278
Entertainment – 1.4%
Cedar Fair LP, 5.375%, 6/01/2024		$340,000	$ 340,425
Cinemark USA, Inc., 5.125%, 12/15/2022		1,430,000	1,437,150
Cinemark USA, Inc., 4.875%, 6/01/2023		1,050,000	1,036,875
Live Nation Entertainment, Inc., 5.625%, 3/15/2026 (n)		725,000	728,625
Six Flags Entertainment Corp., 4.875%, 7/31/2024 (n)		2,315,000	2,274,488
			$ 5,817,563
Financial Institutions – 1.0%
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027		$379,000	$ 351,353
EXOR N.V., 1.75%, 1/18/2028	EUR	200,000	223,953
Navient Corp., 7.25%, 1/25/2022		$605,000	639,787
Navient Corp., 7.25%, 9/25/2023		735,000	775,425

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Park Aerospace Holdings Ltd., 5.5%, 2/15/2024 (n)		$1,940,000	$ 1,993,350
			$ 3,983,868
Food & Beverages – 3.1%
Anheuser-Busch InBev N.V., 1.5%, 4/18/2030	EUR	250,000	$ 282,210
Anheuser-Busch InBev S.A., 6.875%, 11/15/2019		$300,000	313,548
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036		283,000	287,420
Aramark Services, Inc., 4.75%, 6/01/2026		1,225,000	1,206,625
Aramark Services, Inc., 5%, 2/01/2028 (n)		760,000	743,850
Asahi Group Holdings Ltd., 1.151%, 9/19/2025	EUR	150,000	173,329
Coca-Cola Enterprises, Inc., 1.875%, 3/18/2030		200,000	239,403
Cott Holdings, Inc., 5.5%, 4/01/2025 (n)		$1,510,000	1,478,818
Danone S.A., 2.077%, 11/02/2021 (n)		236,000	226,428
Danone S.A., 2.589%, 11/02/2023 (n)		553,000	525,912
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)		215,000	206,400
JBS USA Lux S.A./JBS USA Finance, Inc., 5.875%, 7/15/2024 (n)		1,560,000	1,501,500
Kraft Heinz Foods Co., 5.2%, 7/15/2045		31,000	30,202
Kraft Heinz Foods Co., 4.375%, 6/01/2046		130,000	113,875
Lamb Weston Holdings, Inc., 4.625%, 11/01/2024 (n)		890,000	874,425
Lamb Weston Holdings, Inc., 4.875%, 11/01/2026 (n)		520,000	512,200
Pilgrim's Pride Corp., 5.875%, 9/30/2027 (n)		1,380,000	1,311,000
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.875%, 1/15/2024		760,000	798,000
U.S. Foods Holding Corp., 5.875%, 6/15/2024 (n)		1,590,000	1,601,925
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)		107,000	107,016
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)		300,000	301,117
			$ 12,835,203
Gaming & Lodging – 2.4%
CCM Merger, Inc., 6%, 3/15/2022 (n)		$715,000	$ 725,725
GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/01/2023		535,000	563,088
GLP Capital LP/GLP Financing II, Inc., 5.25%, 6/01/2025		940,000	977,600
GLP Capital LP/GLP Financing II, Inc., 5.375%, 4/15/2026		145,000	150,575
Hilton Domestic Operating Co., Inc., 5.125%, 5/01/2026 (n)		950,000	951,187
Hilton Worldwide Finance LLC, 4.625%, 4/01/2025		1,260,000	1,244,250
InterContinental Hotels Group PLC, 3.75%, 8/14/2025	GBP	100,000	137,601
MGM Resorts International, 6.625%, 12/15/2021		$445,000	470,588
MGM Resorts International, 6%, 3/15/2023		460,000	477,549
MGM Resorts International, 5.75%, 6/15/2025		930,000	936,510
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2021		1,375,000	1,386,385
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/2023		725,000	724,782
Wyndham Hotels Group, LLC, 5.375%, 4/15/2026 (n)		1,200,000	1,191,000
			$ 9,936,840
Industrial – 0.6%
Cleaver Brooks, Inc., 7.875%, 3/01/2023 (n)		$855,000	$ 882,788
Grainger PLC, 3.375%, 4/24/2028	GBP	120,000	155,173
KAR Auction Services, Inc., 5.125%, 6/01/2025 (n)		$1,615,000	1,582,700
			$ 2,620,661
Insurance – 0.3%
American International Group, Inc., 1.875%, 6/21/2027	EUR	110,000	$ 128,062
Argentum Zurich Insurance, 3.5%, 10/01/2046		200,000	248,768
AssuredPartners Inc., 7%, 8/15/2025 (n)		$810,000	793,800
NN Group N.V., 4.625%, 4/08/2044	EUR	200,000	252,514
			$ 1,423,144

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Health – 0.7%
Aetna, Inc., 2.8%, 6/15/2023		$317,000	$ 305,695
Centene Corp., 6.125%, 2/15/2024		840,000	883,050
Centene Corp., 5.375%, 6/01/2026 (n)		1,220,000	1,259,443
UnitedHealth Group, Inc., 2.7%, 7/15/2020		528,000	526,543
			$ 2,974,731
Insurance - Property & Casualty – 0.9%
Berkshire Hathaway, Inc., 2.75%, 3/15/2023		$234,000	$ 230,377
Chubb INA Holdings, Inc., 2.3%, 11/03/2020		95,000	93,530
Chubb INA Holdings, Inc., 2.875%, 11/03/2022		221,000	217,474
Chubb INA Holdings, Inc., 2.5%, 3/15/2038	EUR	126,000	148,963
Hiscox Ltd., 6.125%, 11/24/2045	GBP	100,000	141,313
Hub International Ltd., 7%, 5/01/2026 (n)		$830,000	824,646
Liberty Mutual Group, Inc., 4.25%, 6/15/2023		365,000	371,354
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024		159,000	158,135
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047		131,000	132,768
QBE Capital Funding III Ltd., 7.5%, 5/24/2041	GBP	200,000	281,182
Wand Merger Corp., 8.125%, 7/15/2023 (n)		$805,000	835,187
XLIT Ltd., 3.25% to 6/29/2027, FLR (EURIBOR-3mo. + 2.9%) to 6/29/2047	EUR	230,000	264,981
			$ 3,699,910
International Market Quasi-Sovereign – 0.1%
Bank of Iceland, 1.75%, 9/07/2020	EUR	300,000	$ 356,924
Landsbanki Islands HF, 1.125% to 1/19/2023, FLR (EUR Swap Rate-1yr. + 0.75%) to 1/19/2024		150,000	171,825
			$ 528,749
International Market Sovereign – 13.5%
Bonos y Obligaciones del Estado, 5.75%, 7/30/2032	EUR	542,000	$ 934,687
Commonwealth of Australia, 5.75%, 5/15/2021	AUD	2,319,000	1,831,028
Commonwealth of Australia, 5.5%, 4/21/2023		490,000	404,117
Commonwealth of Australia, 3.25%, 4/21/2025		4,400,000	3,336,979
Commonwealth of Australia, 2.75%, 11/21/2027		1,031,000	755,014
Commonwealth of Australia, 3.75%, 4/21/2037		1,992,000	1,614,950
Federal Republic of Germany, 2.5%, 8/15/2046	EUR	76,000	121,480
Government of Canada, 1.5%, 6/01/2023	CAD	3,412,000	2,537,482
Government of Canada, 1.5%, 6/01/2026		1,148,000	835,471
Government of Canada, 5.75%, 6/01/2033		1,313,000	1,444,723
Government of Canada, 4%, 6/01/2041		925,000	925,035
Government of Canada, 2.75%, 12/01/2048		260,000	220,851
Government of Japan, 1.5%, 3/20/2034	JPY	332,250,000	3,480,716
Government of Japan, 2.4%, 3/20/2037		621,300,000	7,402,031
Government of New Zealand, 4.5%, 4/15/2027	NZD	3,036,000	2,339,239
Kingdom of Spain, 5.4%, 1/31/2023	EUR	746,000	1,058,384
Kingdom of Spain, 5.15%, 10/31/2028		2,200,000	3,434,751
Kingdom of Spain, 4.7%, 7/30/2041		788,000	1,296,852
Republic of France, 4.75%, 4/25/2035		279,000	505,909
Republic of France, 4.5%, 4/25/2041		1,173,000	2,201,209
Republic of France, 4%, 4/25/2055		520,000	987,497
Republic of Ireland, 0.9%, 5/15/2028		972,000	1,132,627
Republic of Italy, 3.75%, 3/01/2021		238,000	288,213
Republic of Italy, 5.5%, 9/01/2022		925,000	1,193,943
Republic of Italy, 2.5%, 12/01/2024		2,572,000	2,913,470
Republic of Portugal, 4.95%, 10/25/2023		1,894,000	2,666,029
Republic of Portugal, 4.125%, 4/14/2027		3,032,000	4,180,934
United Kingdom Treasury, 4.25%, 12/07/2027	GBP	313,000	510,438
United Kingdom Treasury, 4.25%, 3/07/2036		111,000	199,619
United Kingdom Treasury, 3.25%, 1/22/2044		2,533,000	4,251,055
United Kingdom Treasury, 3.75%, 7/22/2052		540,000	1,064,770
			$ 56,069,503

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Local Authorities – 0.1%
Province of Alberta, 4.5%, 12/01/2040	CAD	255,000	$ 240,145
Province of British Columbia, 2.3%, 6/18/2026		370,000	275,405
			$ 515,550
Machinery & Tools – 0.3%
Ashtead Capital, Inc., 5.625%, 10/01/2024 (n)		$1,185,000	$ 1,229,438
Major Banks – 2.3%
Bank of America Corp., 2.625%, 4/19/2021		$370,000	$ 364,217
Bank of America Corp., 3.004%, 12/20/2023		399,000	388,614
Bank of America Corp., 3.5%, 4/19/2026		400,000	389,698
Bank of America Corp., 3.248%, 10/21/2027		462,000	434,273
Bank of New York Mellon Corp., 2.95%, 1/29/2023		414,000	406,929
Barclays Bank PLC, 6%, 1/14/2021	EUR	250,000	322,466
Credit Agricole S.A., 7.375%, 12/18/2023	GBP	100,000	160,658
Credit Suisse Group AG, 6.5%, 8/08/2023 (n)		$200,000	213,830
Credit Suisse Group AG, 1.25% to 7/17/2024, FLR (EUR Swap Rate-1yr. + 0.75%) to 7/17/2025	EUR	150,000	171,864
Goldman Sachs Group, Inc., 2.625%, 4/25/2021		$360,000	353,480
Goldman Sachs Group, Inc., 5.75%, 1/24/2022		500,000	534,739
Goldman Sachs Group, Inc., 3.85%, 1/26/2027		314,000	305,762
HSBC Holdings PLC, 4.375%, 11/23/2026		269,000	267,012
JPMorgan Chase & Co., 2.95%, 10/01/2026		601,000	562,884
JPMorgan Chase & Co., 3.54% to 5/01/2027, FLR (LIBOR-3mo. + 1.38%) to 5/01/2028		291,000	279,366
JPMorgan Chase & Co., 4.26% to 2/22/2047, FLR (LIBOR-3mo. + 1.58%) to 2/22/2048		153,000	147,624
Morgan Stanley, 3.125%, 7/27/2026		762,000	712,449
Morgan Stanley, 2.625%, 3/09/2027	GBP	200,000	255,596
PNC Bank N.A., 2.6%, 7/21/2020		$295,000	292,594
Sumitomo Mitsui Financial Group, Inc., 3.544%, 1/17/2028		439,000	427,088
UBS Group AG, 6.875%, 12/29/2049		1,420,000	1,450,979
UBS Group Funding (Jersey) Ltd., 1.5%, 11/30/2024	EUR	300,000	354,628
UBS Group Funding (Switzerland) AG, 2.859% to 8/15/2022, FLR (LIBOR-3mo. + 0.954%) to 8/15/2023 (n)		$750,000	724,365
			$ 9,521,115
Medical & Health Technology & Services – 4.5%
Avantor, Inc., 9%, 10/01/2025 (n)		$635,000	$ 654,844
Becton, Dickinson and Co., 2.675%, 12/15/2019		379,000	377,083
Becton, Dickinson and Co., 1.401%, 5/24/2023	EUR	250,000	294,216
Becton, Dickinson and Co., 3.734%, 12/15/2024		$239,000	235,424
DaVita, Inc., 5.125%, 7/15/2024		411,000	396,253
DaVita, Inc., 5%, 5/01/2025		1,075,000	1,018,563
HCA, Inc., 7.5%, 2/15/2022		2,085,000	2,288,287
HCA, Inc., 5%, 3/15/2024		890,000	910,025
HCA, Inc., 5.375%, 2/01/2025		1,150,000	1,163,145
HCA, Inc., 5.875%, 2/15/2026		1,855,000	1,917,606
HCA, Inc., 5.25%, 6/15/2026		215,000	221,450
HealthSouth Corp., 5.125%, 3/15/2023		1,425,000	1,421,437
HealthSouth Corp., 5.75%, 11/01/2024		30,000	30,375
Heartland Dental, LLC, 8.5%, 5/01/2026 (n)		675,000	639,563
Laboratory Corp. of America Holdings, 3.2%, 2/01/2022		200,000	198,225
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045		310,000	305,897
Life Technologies Corp., 6%, 3/01/2020		200,000	207,804
Northwell Healthcare, Inc., 3.979%, 11/01/2046		40,000	36,698
Northwell Healthcare, Inc., 4.26%, 11/01/2047		307,000	296,015
Polaris, 8.5%, (0.001% cash or 8.5% PIK) 12/01/2022 (n)(p)		805,000	831,163
Quintiles IMS Holdings, Inc., 5%, 10/15/2026 (n)		925,000	913,438
Tenet Healthcare Corp., 8.125%, 4/01/2022		765,000	808,031
Tenet Healthcare Corp., 6.75%, 6/15/2023		685,000	685,000
Thermo Fisher Scientific, Inc., 3%, 4/15/2023		360,000	350,373
Thermo Fisher Scientific, Inc., 3.2%, 8/15/2027		476,000	449,425

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
Universal Health Services, Inc., 7.625%, 8/15/2020		$1,410,000	$ 1,413,525
West Street Merger Sub, Inc., 6.375%, 9/01/2025 (n)		800,000	784,000
			$ 18,847,865
Medical Equipment – 0.6%
Abbott Laboratories, 4.9%, 11/30/2046		$300,000	$ 326,806
Teleflex, Inc., 5.25%, 6/15/2024		960,000	986,400
Teleflex, Inc., 4.875%, 6/01/2026		610,000	600,850
Teleflex, Inc., 4.625%, 11/15/2027		790,000	752,475
			$ 2,666,531
Metals & Mining – 3.5%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)		$785,000	$ 781,075
Cameco Corp., 5.67%, 9/02/2019	CAD	262,000	205,856
First Quantum Minerals Ltd., 7%, 2/15/2021 (n)		$395,000	390,803
First Quantum Minerals Ltd., 7.25%, 4/01/2023 (n)		870,000	850,425
Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/2023		445,000	427,756
Freeport-McMoRan Copper & Gold, Inc., 5.4%, 11/14/2034		680,000	627,939
Freeport-McMoRan, Inc., 6.875%, 2/15/2023		2,525,000	2,695,437
Glencore Finance (Europe) S.A., 1.25%, 3/17/2021	EUR	330,000	387,773
Kaiser Aluminum Corp., 5.875%, 5/15/2024		$1,735,000	1,778,375
Kinross Gold Corp., 5.95%, 3/15/2024		486,000	499,365
Kinross Gold Corp., 4.5%, 7/15/2027		384,000	348,480
Lundin Mining Corp., 7.875%, 11/01/2022 (n)		630,000	658,350
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.125%, 11/01/2022 (n)		1,135,000	1,159,119
Novelis Corp., 5.875%, 9/30/2026 (n)		1,730,000	1,684,674
Petra Diamonds U.S. Treasury PLC, 7.25%, 5/01/2022 (n)		705,000	678,562
Steel Dynamics, Inc., 5.25%, 4/15/2023		430,000	436,579
Steel Dynamics, Inc., 5.5%, 10/01/2024		410,000	420,250
TMS International Corp., 7.25%, 8/15/2025 (n)		655,000	659,913
			$ 14,690,731
Midstream – 3.9%
APT Pipelines Ltd., 5%, 3/23/2035 (n)		$280,000	$ 285,629
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/2022 (n)		565,000	576,289
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.625%, 7/15/2026 (n)		590,000	594,425
Cheniere Energy, Inc., 5.875%, 3/31/2025		730,000	775,625
DCP Midstream Operating LP, 4.95%, 4/01/2022		651,000	660,765
DCP Midstream Operating LP, 3.875%, 3/15/2023		770,000	750,750
DCP Midstream Operating LP, 5.375%, 7/15/2025 (n)		700,000	717,500
DCP Midstream Operating LP, 5.6%, 4/01/2044		615,000	590,400
Enbridge, Inc., 5.5%, 12/01/2046		134,000	150,633
Energy Transfer Equity LP, 5.875%, 1/15/2024		1,430,000	1,519,375
Energy Transfer Equity LP, 5.5%, 6/01/2027		655,000	686,931
EnLink Midstream Partners LP, 4.4%, 4/01/2024		1,095,000	1,067,580
MPLX LP, 4.5%, 4/15/2038		170,000	158,355
ONEOK, Inc., 4.95%, 7/13/2047		474,000	474,260
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028		333,000	325,006
Tallgrass Energy LP, 5.5%, 1/15/2028 (n)		2,510,000	2,535,100
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/2023		860,000	870,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.125%, 2/01/2025 (n)		925,000	929,625
Targa Resources Partners LP/Targa Resources Finance Corp., 5.375%, 2/01/2027		2,485,000	2,472,575
			$ 16,141,573
Mortgage-Backed – 5.1%
Fannie Mae, 5.5%, 9/01/2019 - 7/01/2035		$190,189	$ 202,785
Fannie Mae, 2.409%, 4/25/2020		1,319,025	1,318,378
Fannie Mae, 6.5%, 4/01/2032 - 1/01/2033		40,792	45,068
Fannie Mae, 6%, 8/01/2034 - 2/01/2037		77,513	85,381

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 3.064%, 8/25/2024		$1,141,916	$ 1,138,279
Freddie Mac, 2.811%, 1/25/2025		11,000,000	10,797,819
Freddie Mac, 0.24%, 2/25/2025 (i)		38,000,000	365,552
Freddie Mac, 2.673%, 3/25/2026		701,000	674,480
Freddie Mac, 3.243%, 4/25/2027		991,000	983,314
Freddie Mac, 3.117%, 6/25/2027		298,465	293,290
Freddie Mac, 3.194%, 7/25/2027		1,073,000	1,059,395
Freddie Mac, 3.244%, 8/25/2027		1,160,000	1,148,677
Freddie Mac, 3.187%, 9/25/2027		492,000	484,912
Freddie Mac, 3.286%, 11/25/2027		591,000	586,420
Freddie Mac, 3.35%, 1/25/2028		830,000	825,656
Freddie Mac, 0.261%, 2/25/2028 (i)		36,576,000	512,057
Freddie Mac, 0.427%, 2/25/2028 (i)		15,572,000	425,488
Freddie Mac, 0.249%, 4/25/2028 (i)		15,983,000	206,304
Freddie Mac, 6%, 8/01/2034		59,377	65,563
			$ 21,218,818
Municipal – 0.2%
Commonwealth of Puerto Rico, Public Improvement, “C-7”, 6%, 7/01/2027		$20,000	$ 20,632
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 5.45%, 8/15/2028		346,000	363,815
Oklahoma Development Finance Authority, Health System Rev. (OU Medicine Project), “C”, 4.65%, 8/15/2030		221,000	233,195
Puerto Rico Electric Power Authority Rev., “PP”, 5%, 7/01/2022		95,000	95,590
			$ 713,232
Natural Gas - Distribution – 0.2%
Boston Gas Co., 3.15%, 8/01/2027 (n)		$248,000	$ 235,725
GNL Quintero S.A., 4.634%, 7/31/2029 (n)		323,000	318,962
Infraestructura Energética Nova S.A.B. de C.V, 4.875%, 1/14/2048 (n)		500,000	431,250
			$ 985,937
Natural Gas - Pipeline – 0.1%
Peru LNG, 5.375%, 3/22/2030		$540,000	$ 549,113
Network & Telecom – 0.8%
AT&T, Inc., 4.25%, 6/01/2043	GBP	100,000	$ 136,048
British Telecommunications PLC, 3.125%, 11/21/2031		150,000	190,888
Deutsche Telekom International Finance B.V., 1.5%, 4/03/2028	EUR	200,000	233,096
Telefonica Celular del Paraguay S.A., 6.75%, 12/13/2022		$517,000	527,438
Zayo Group LLC/Zayo Capital, Inc., 6.375%, 5/15/2025		815,000	851,675
Zayo Group LLC/Zayo Capital, Inc., 5.75%, 1/15/2027 (n)		1,285,000	1,288,213
			$ 3,227,358
Oil Services – 1.0%
Apergy Corp., 6.375%, 5/01/2026 (n)		$990,000	$ 1,012,275
Bristow Group, Inc., 6.25%, 10/15/2022		976,000	688,080
Diamond Offshore Drill Co., 7.875%, 8/15/2025		440,000	448,800
Diamond Offshore Drill Co., 5.7%, 10/15/2039		945,000	751,275
Schlumberger Ltd., 2.65%, 11/20/2022 (n)		310,000	301,173
Trinidad Drilling Ltd., 6.625%, 2/15/2025 (n)		990,000	980,100
			$ 4,181,703
Oils – 0.6%
Marathon Petroleum Corp., 4.75%, 9/15/2044		$200,000	$ 194,579
Neste Oyj, 1.5%, 6/07/2024	EUR	200,000	236,697
Parkland Fuel Corp., 6%, 4/01/2026 (n)		$1,880,000	1,880,000
Phillips 66, 4.875%, 11/15/2044		150,000	155,428
			$ 2,466,704

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – 0.6%
BBVA Bancomer S.A. de C.V., 6.75%, 9/30/2022 (n)		$1,004,000	$ 1,076,288
Belfius Bank S.A., 3.125%, 5/11/2026	EUR	200,000	245,334
BPCE S.A., 5.25%, 4/16/2029	GBP	100,000	148,148
Citizens Bank N.A., 2.55%, 5/13/2021		$250,000	244,066
Deutsche Bank AG, 1.875%, 2/28/2020	GBP	200,000	258,175
Intesa Sanpaolo S.p.A., 5.25%, 1/28/2022		100,000	139,855
JSC Kazkommertsbank, 5.5%, 12/21/2022		$342,000	341,631
KBC Group N.V., 0.875%, 6/27/2023	EUR	100,000	116,524
			$ 2,570,021
Pharmaceuticals – 0.8%
Celgene Corp., 2.875%, 8/15/2020		$524,000	$ 521,461
Elanco Animal Health, Inc., 4.9%, 8/28/2028 (z)		205,000	206,419
Gilead Sciences, Inc., 2.35%, 2/01/2020		52,000	51,631
Mallinckrodt International Finance S.A., 5.75%, 8/01/2022 (n)		710,000	662,075
Mallinckrodt International Finance S.A., 5.625%, 10/15/2023 (n)		315,000	280,744
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/2023 (n)		890,000	838,941
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/2025 (n)		705,000	655,650
			$ 3,216,921
Pollution Control – 0.1%
Republic Services, Inc., 3.95%, 5/15/2028		$242,000	$ 243,237
Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 6%, 8/15/2040		$130,000	$ 133,575
Teck Resources Ltd., 6.25%, 7/15/2041		890,000	936,992
			$ 1,070,567
Printing & Publishing – 0.2%
Nielsen Co. Lux S.A.R.L., 5%, 2/01/2025 (z)		$95,000	$ 92,150
Nielsen Finance LLC, 5%, 4/15/2022 (n)		714,000	693,330
			$ 785,480
Real Estate - Apartment – 0.1%
Grand City Properties S.A., 1.375%, 8/03/2026	EUR	300,000	$ 335,097
Real Estate - Healthcare – 0.7%
MPT Operating Partnership LP/MPT Financial Co., REIT, 5.25%, 8/01/2026		$1,470,000	$ 1,470,000
MPT Operating Partnership LP/MPT Financial Co., REIT, 5%, 10/15/2027		1,460,000	1,430,800
			$ 2,900,800
Real Estate - Office – 0.2%
Boston Properties, Inc., REIT, 3.125%, 9/01/2023		$250,000	$ 245,006
Merlin Properties SOCIMI S.A., REIT, 2.225%, 4/25/2023	EUR	250,000	303,362
Merlin Properties SOCIMI S.A., REIT, 1.875%, 11/02/2026		150,000	169,733
			$ 718,101
Real Estate - Other – 0.6%
CyrusOne LP/CyrusOne Finance Corp., REIT, 5%, 3/15/2024		$1,620,000	$ 1,640,250
CyrusOne LP/CyrusOne Finance Corp., REIT, 5.375%, 3/15/2027		845,000	849,225
			$ 2,489,475
Restaurants – 0.6%
Golden Nugget, Inc., 6.75%, 10/15/2024 (n)		$690,000	$ 701,213
IRB Holding Corp., 6.75%, 2/15/2026 (n)		655,000	625,525
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.25%, 6/01/2026 (n)		1,365,000	1,365,000
			$ 2,691,738

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Retailers – 0.7%
Best Buy Co., Inc., 5.5%, 3/15/2021		$347,000	$ 364,883
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/2021 (n)		660,000	670,725
Hanesbrands, Inc., 4.625%, 5/15/2024 (n)		300,000	292,500
Hanesbrands, Inc., 4.875%, 5/15/2026 (n)		1,525,000	1,467,812
Home Depot, Inc., 3%, 4/01/2026		310,000	299,234
			$ 3,095,154
Specialty Chemicals – 0.5%
A Schulman, Inc., 6.875%, 6/01/2023		$775,000	$ 815,998
Univar USA, Inc., 6.75%, 7/15/2023 (n)		1,430,000	1,474,687
			$ 2,290,685
Specialty Stores – 0.1%
Penske Automotive Group Co., 5.375%, 12/01/2024		$125,000	$ 123,281
Penske Automotive Group Co., 5.5%, 5/15/2026		280,000	274,400
Richemont International S.A., 1.5%, 3/26/2030	EUR	200,000	234,773
			$ 632,454
Supermarkets – 0.5%
Albertsons Cos. LLC/Safeway Co., 6.625%, 6/15/2024		$960,000	$ 926,400
Esselunga S.p.A., 0.875%, 10/25/2023	EUR	150,000	173,190
Esselunga S.p.A., 1.875%, 10/25/2027		150,000	174,045
Eurotorg LLC via Bonitron D.A.C., 8.75%, 10/30/2022		$427,000	421,107
Loblaw Cos. Ltd., 4.86%, 9/12/2023	CAD	262,000	214,794
			$ 1,909,536
Supranational – 0.1%
International Bank for Reconstruction and Development, 2.8%, 1/13/2021	AUD	170,000	$ 123,603
International Bank for Reconstruction and Development, 4.25%, 6/24/2025		210,000	164,692
International Finance Corp., 3.25%, 7/22/2019		305,000	221,295
			$ 509,590
Telecommunications - Wireless – 3.2%
Altice France S.A., 6.25%, 5/15/2024 (z)		$385,000	$ 380,187
Altice France S.A., 8.125%, 2/01/2027 (n)		675,000	685,125
Altice Luxembourg S.A., 7.75%, 5/15/2022 (n)		665,000	640,894
Altice Luxembourg S.A., 7.625%, 2/15/2025 (n)		935,000	864,211
American Tower Corp., REIT, 3.5%, 1/31/2023		465,000	458,703
American Tower Corp., REIT, 1.95%, 5/22/2026	EUR	120,000	141,129
Crown Castle International Corp., 3.7%, 6/15/2026		$157,000	150,453
Digicel Group Ltd., 6.75%, 3/01/2023 (n)		1,150,000	968,875
Millicom International Cellular S.A., 5.125%, 1/15/2028		448,000	417,984
SBA Communications Corp., 4%, 10/01/2022		1,190,000	1,163,511
SBA Communications Corp., 4.875%, 9/01/2024		770,000	759,759
SBA Tower Trust, 2.898%, 10/15/2044 (n)		220,000	218,401
Sprint Corp., 7.875%, 9/15/2023		1,065,000	1,146,206
Sprint Corp., 7.125%, 6/15/2024		1,240,000	1,286,500
Sprint Nextel Corp., 6%, 11/15/2022		975,000	986,885
T-Mobile USA, Inc., 6.5%, 1/15/2024		615,000	636,525
T-Mobile USA, Inc., 5.125%, 4/15/2025		815,000	821,487
T-Mobile USA, Inc., 6.5%, 1/15/2026		700,000	740,033
T-Mobile USA, Inc., 5.375%, 4/15/2027		695,000	698,614
Vodafone Group PLC, 4.125%, 5/30/2025		122,000	121,824
			$ 13,287,306

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Telephone Services – 0.4%
Level 3 Financing, Inc., 5.375%, 1/15/2024		$390,000	$ 390,000
Level 3 Financing, Inc., 5.375%, 5/01/2025		1,215,000	1,199,813
TELUS Corp., 5.05%, 7/23/2020	CAD	265,000	211,821
			$ 1,801,634
Tobacco – 0.2%
Imperial Brands Finance PLC, 1.375%, 1/27/2025	EUR	150,000	$ 173,094
Reynolds American, Inc., 8.125%, 6/23/2019		$92,000	95,783
Reynolds American, Inc., 4.45%, 6/12/2025		415,000	420,928
			$ 689,805
Transportation - Services – 0.6%
Autostrade per l'Italia S.p.A., 6.25%, 6/09/2022	GBP	100,000	$ 138,431
Brambles Finance PLC, 1.5%, 10/04/2027	EUR	150,000	174,543
Compagnie Financial et Indus Unternehmensanleihe, 0.75%, 9/09/2028		200,000	218,828
ERAC USA Finance LLC, 7%, 10/15/2037 (n)		$250,000	315,893
Heathrow Funding Ltd., 1.875%, 7/12/2032	EUR	150,000	173,414
Heathrow Funding Ltd., 4.625%, 10/31/2046	GBP	100,000	160,412
Navios Maritime Holding, Inc., 7.375%, 1/15/2022 (n)		$575,000	477,250
Navios South American Logistics, Inc./Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/2022		130,000	123,175
Syncreon Group BV/Syncre, 8.625%, 11/01/2021 (n)		670,000	582,900
Transurban Finance Co., 1.75%, 3/29/2028	EUR	200,000	231,764
			$ 2,596,610
U.S. Treasury Obligations – 15.7%
U.S. Treasury Bonds, 4.5%, 2/15/2036		$987,200	$ 1,203,266
U.S. Treasury Bonds, 4.75%, 2/15/2037 (f)		2,549,200	3,218,763
U.S. Treasury Bonds, 3.5%, 2/15/2039		107,000	116,137
U.S. Treasury Bonds, 3.125%, 2/15/2043 (f)		1,345,200	1,373,207
U.S. Treasury Bonds, 3.625%, 2/15/2044		771,000	855,780
U.S. Treasury Bonds, 3%, 5/15/2047		3,064,000	3,058,494
U.S. Treasury Notes, 0.75%, 10/31/2018		17,000,000	16,966,001
U.S. Treasury Notes, 1.25%, 12/15/2018		9,000,000	8,977,412
U.S. Treasury Notes, 0.875%, 5/15/2019		17,000,000	16,825,352
U.S. Treasury Notes, 2.125%, 12/31/2022		3,482,000	3,395,086
U.S. Treasury Notes, 2.75%, 5/31/2023		694,000	694,461
U.S. Treasury Notes, 2.25%, 11/15/2025		1,486,000	1,431,668
U.S. Treasury Notes, 2.75%, 2/15/2028		7,191,000	7,126,674
			$ 65,242,301
Utilities - Electric Power – 2.4%
Calpine Corp., 5.25%, 6/01/2026 (n)		$615,000	$ 580,609
Covanta Holding Corp., 6.375%, 10/01/2022		310,000	315,813
Covanta Holding Corp., 5.875%, 3/01/2024		995,000	1,002,462
Covanta Holding Corp., 5.875%, 7/01/2025		1,215,000	1,211,319
Dominion Resources, Inc., 2.5%, 12/01/2019		250,000	248,258
Drax Finco PLC, 6.625%, 11/01/2025 (n)		750,000	763,125
Duke Energy Florida LLC, 3.2%, 1/15/2027		310,000	301,049
EDP Finance B.V., 5.25%, 1/14/2021 (n)		200,000	206,163
EDP Finance B.V., 2%, 4/22/2025	EUR	100,000	119,026
Emera U.S. Finance LP, 2.7%, 6/15/2021		$98,000	95,605
Emera U.S. Finance LP, 3.55%, 6/15/2026		112,000	106,517
Enel Finance International N.V., 1.125%, 9/16/2026	EUR	200,000	216,509
Engie Energia Chile S.A., 5.625%, 1/15/2021		$757,000	786,526
Exelon Corp., 3.497%, 6/01/2022		151,000	149,217
Innogy Finance B.V., 1.625%, 5/30/2026	EUR	170,000	202,751
Innogy Finance B.V., 4.75%, 1/31/2034	GBP	100,000	154,057
NextEra Energy Capital Holdings, Inc., 3.55%, 5/01/2027		$377,000	366,832
NextEra Energy Operating Co., 4.25%, 9/15/2024 (n)		1,380,000	1,345,500

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Pattern Energy Group, Inc., 5.875%, 2/01/2024 (n)	$1,150,000	$ 1,158,625
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	250,000	259,180
Virginia Electric & Power Co., 3.5%, 3/15/2027	475,000	470,577
		$ 10,059,720
Total Bonds		$502,315,557
Common Stocks – 0.2%
Energy - Independent – 0.1%
Frontera Energy Corp. (a)	16,354	$ 232,554
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	615	$ 546,993
Total Common Stocks		$ 779,547
Floating Rate Loans (g)(r) – 0.1%
Consumer Products – 0.0%
Spectrum Brands, Inc., Term Loan B, 4.348%, 6/23/2022	$128,253	$ 128,273
Medical & Health Technology & Services – 0.1%
DaVita HealthCare Partners, Inc., Term Loan B, 4.825%, 6/24/2021	$551,661	$ 553,533
Total Floating Rate Loans		$ 681,806
	Strike Price	First Exercise
Warrants – 0.0%
Forest & Paper Products – 0.0%
Appvion Holdings Corp. - Tranche A (1 share for 1 warrant) (a)	$27.17	8/24/18	274	$ 0
Appvion Holdings Corp. - Tranche B (1 share for 1 warrant) (a)	$31.25	8/24/18	274	0
				$ 0

Investment Companies (h) – 1.6%
Money Market Funds – 1.6%
MFS Institutional Money Market Portfolio, 2.03% (v)	6,552,379	$ 6,552,379

Other Assets, Less Liabilities – (22.5)%		(93,715,388)
Net Assets – 100.0%		$416,613,901
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,552,379 and $503,776,910, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $173,328,935, representing 41.6% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Afren PLC, 10.25%, 4/08/2019	3/01/12-4/02/13	$482,712	$565
Altice France S.A., 6.25%, 5/15/2024	8/03/18	382,141	380,187
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.664% (LIBOR-1mo. + 1.6%), 12/28/2040	3/01/06	388,690	358,045
Dryden Senior Loan Fund, 2013-26A, “AR”, CLO, FLR, 3.248% (LIBOR-3mo. + 0.9%), 4/15/2029	4/09/18	592,000	588,018
Elanco Animal Health, Inc., 4.9%, 8/28/2028	8/14/18	205,000	206,419
HarbourView CLO VII Ltd., 7RA, “B”, FLR, 3.841% (LIBOR-3mo. + 1.7%), 7/18/2031	5/17/18	940,000	939,959
Interval Acquisition Corp., 5.625%, 4/15/2023	4/02/15-2/10/16	868,747	876,525
MDC Partners, Inc., 6.5%, 5/01/2024	8/16/18	181,086	179,250
Nielsen Co. Lux S.A.R.L., 5%, 2/01/2025	8/16/18	90,270	92,150
Oasis Petroleum, Inc., 6.25%, 5/01/2026	8/17/18-8/27/18	325,946	325,600
Republic of Indonesia, 2.875%, 7/08/2021	7/02/14	238,168	215,426
Republic of Indonesia, 2.15%, 7/18/2024	7/17/17	184,274	189,955
Total Restricted Securities			$4,352,099
% of Net assets			1.0%
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
JSC	Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
ZAR	South African Rand
Derivative Contracts at 8/31/18
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
CHF	74,082	USD	75,136	JPMorgan Chase Bank N.A.	10/17/2018	$1,576
EUR	2,477,481	USD	2,870,664	Brown Brothers Harriman	10/17/2018	14,255
EUR	905,364	USD	1,054,070	Deutsche Bank AG	10/17/2018	188
JPY	93,370,908	USD	842,829	Brown Brothers Harriman	10/17/2018	26

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts − continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives − continued
JPY	165,055,538	USD	1,485,821	JPMorgan Chase Bank N.A.	10/17/2018	$4,129
KRW	18,240,500	USD	16,050	JPMorgan Chase Bank N.A.	9/17/2018	340
USD	4,394,596	AUD	5,916,257	JPMorgan Chase Bank N.A.	10/17/2018	141,301
USD	5,615,537	AUD	7,558,880	NatWest Markets PLC	10/17/2018	181,334
USD	400,434	CAD	522,045	Deutsche Bank AG	10/17/2018	67
USD	2,615,936	EUR	2,237,277	Deutsche Bank AG	10/17/2018	10,723
USD	46,760,561	EUR	39,792,158	Goldman Sachs International	10/17/2018	424,306
USD	418,347	EUR	356,346	JPMorgan Chase Bank N.A.	10/17/2018	3,398
USD	1,304,398	GBP	999,000	JPMorgan Chase Bank N.A.	10/17/2018	6,967
USD	10,103,409	GBP	7,661,615	Merrill Lynch International	10/17/2018	153,039
USD	1,048,578	HKD	8,222,000	Goldman Sachs International	10/18/2018	238
USD	543,285	HKD	4,260,000	UBS AG	10/18/2018	118
USD	1,012,204	IDR	14,682,108,000	JPMorgan Chase Bank N.A.	9/07/2018	15,726
USD	10,574,712	JPY	1,169,938,508	JPMorgan Chase Bank N.A.	10/17/2018	13,724
USD	1,486,789	MXN	28,408,829	BNP Paribas S.A.	10/17/2018	9,694
USD	503,935	NZD	758,000	Citibank N.A.	10/17/2018	2,432
USD	4,304,329	NZD	6,331,059	Goldman Sachs International	10/17/2018	115,615
USD	520,338	NZD	783,000	JPMorgan Chase Bank N.A.	10/17/2018	2,295
USD	81,717	SEK	716,881	Deutsche Bank AG	10/17/2018	3,068
USD	2,550,577	ZAR	34,356,266	Barclays Bank PLC	10/17/2018	226,192
						$1,330,751
Liability Derivatives
CAD	3,008,608	USD	2,332,086	Brown Brothers Harriman	10/17/2018	$(24,724)
CAD	1,016,000	USD	783,921	Goldman Sachs International	10/17/2018	(4,730)
CAD	486,000	USD	375,052	JPMorgan Chase Bank N.A.	10/17/2018	(2,329)
CAD	1,367,000	USD	1,055,175	NatWest Markets PLC	10/17/2018	(6,795)
DKK	31,438	USD	4,961	JPMorgan Chase Bank N.A.	10/17/2018	(49)
EUR	229,308	USD	269,102	Deutsche Bank AG	10/17/2018	(2,082)
EUR	2,800,000	USD	3,261,282	Goldman Sachs International	10/17/2018	(803)
EUR	4,757,747	USD	5,578,905	JPMorgan Chase Bank N.A.	10/17/2018	(38,713)
EUR	528,000	USD	618,724	UBS AG	10/17/2018	(3,890)
HKD	12,482,000	USD	1,592,633	NatWest Markets PLC	10/18/2018	(1,126)
IDR	14,800,000,000	USD	1,054,431	Barclays Bank PLC	9/07/2018	(49,952)
JPY	63,051,750	USD	571,720	Brown Brothers Harriman	10/17/2018	(2,554)
JPY	47,731,168	USD	432,434	Goldman Sachs International	10/17/2018	(1,568)
MXN	28,000,094	USD	1,474,900	JPMorgan Chase Bank N.A.	10/17/2018	(19,056)
NOK	350,912	USD	43,061	JPMorgan Chase Bank N.A.	10/17/2018	(1,147)
NZD	1,351,488	USD	918,175	JPMorgan Chase Bank N.A.	10/17/2018	(24,013)
SGD	2,142	USD	1,573	NatWest Markets PLC	10/17/2018	(12)
USD	1,357,574	CAD	1,784,937	Citibank N.A.	10/17/2018	(11,330)
USD	747,277	CAD	975,000	Deutsche Bank AG	10/17/2018	(470)
USD	212,956	CAD	279,000	Goldman Sachs International	10/17/2018	(1,015)
USD	276,726	CAD	361,000	JPMorgan Chase Bank N.A.	10/17/2018	(133)
USD	9,947,411	CAD	13,069,406	Merrill Lynch International	10/17/2018	(75,779)
USD	117,144	EUR	100,659	Citibank N.A.	10/17/2018	(69)
USD	1,041,421	EUR	900,995	Deutsche Bank AG	10/17/2018	(7,748)
USD	1,201,408	EUR	1,046,827	JPMorgan Chase Bank N.A.	10/17/2018	(17,576)
USD	1,049,416	GBP	811,000	JPMorgan Chase Bank N.A.	10/17/2018	(3,854)
USD	1,063,257	GBP	825,283	NatWest Markets PLC	10/17/2018	(8,563)
USD	141,859	GBP	109,641	UBS AG	10/17/2018	(536)
						$ (310,616)

Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
German Euro-Buxl 30 yr	Long	EUR	5	$1,037,710	September – 2018	$22,507
Government of Canada Bond 10 yr	Long	CAD	2	206,575	December – 2018	791
Long Gilt 10 yr	Long	GBP	7	1,110,163	December – 2018	5,350
U.S. Treasury Note 2 yr	Long	USD	113	23,883,610	December – 2018	12,068
U.S. Treasury Ultra Bond	Long	USD	28	4,460,750	December – 2018	11,828
						$ 52,544
Liability Derivatives
Interest Rate Futures
German Euro-Bobl 5 yr	Short	EUR	8	$1,228,074	September – 2018	$(4,832)
German Euro-Bund 10 yr	Short	EUR	17	3,221,766	September – 2018	(10,045)
U.S. Treasury Bond 30 yr	Short	USD	23	3,317,031	December – 2018	(8,391)
U.S. Treasury Note 10 yr	Short	USD	354	42,574,031	December – 2018	(87,020)
U.S. Treasury Note 5 yr	Short	USD	4	453,594	December – 2018	(651)
U.S. Treasury Ultra Note 10 yr	Short	USD	72	9,219,375	December – 2018	(24,368)
						$(135,307)
At August 31, 2018, the fund had liquid securities with an aggregate value of $540,151 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
8/31/18 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued
Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of August 31, 2018 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$—	$—	$546,993	$546,993
Columbia	232,554	—	—	232,554
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	65,242,301	—	65,242,301
Non-U.S. Sovereign Debt	—	89,408,842	—	89,408,842
Municipal Bonds	—	713,232	—	713,232
U.S. Corporate Bonds	—	245,888,732	—	245,888,732
Residential Mortgage-Backed Securities	—	21,218,818	—	21,218,818
Commercial Mortgage-Backed Securities	—	1,612,322	—	1,612,322
Asset-Backed Securities (including CDOs)	—	8,522,369	—	8,522,369
Foreign Bonds	—	69,708,941	—	69,708,941
Floating Rate Loans	—	681,806	—	681,806
Mutual Funds	6,552,379	—	—	6,552,379
Total	$6,784,933	$502,997,363	$546,993	$510,329,289
Other Financial Instruments
Futures Contracts - Assets	$52,544	$—	$—	$52,544
Futures Contracts - Liabilities	(135,307)	—	—	(135,307)
Forward Foreign Currency Exchange Contracts - Assets	—	1,330,751	—	1,330,751
Forward Foreign Currency Exchange Contracts - Liabilities	—	(310,616)	—	(310,616)
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 11/30/17	$546,993
Change in unrealized appreciation or depreciation	0
Balance as of 8/31/18	$546,993
The net change in unrealized appreciation or depreciation from investments held as level 3 at August 31, 2018 is $0. At August 31, 2018, the fund held one level 3 security.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:
Affiliated Issuers	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	5,804,640	143,803,415	(143,055,676)	6,552,379
Affiliated Issuers	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$1,287	$792	$—	$94,153	$6,552,379

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS CHARTER INCOME TRUST

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President

Date: October 16, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: October 16, 2018

By (Signature and Title)*	JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 16, 2018

*	Print name and title of each signing officer under his or her signature.